PROVISION FOR JUDICIAL LIABILITIES - Provision for possible losses (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 11,259,126	R$ 10,478,002
Fibria
PROVISION FOR JUDICIAL LIABILITIES
Fair value adjustment of probable contingencies	2,602,107	2,677,970
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	7,288,728	7,145,147
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	266,424	263,971
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 3,703,974	R$ 3,068,884